Tax - Movement of deferred tax assets and liabilities, narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Management's approved financial forecast period	5 years
Deferred tax asset (liability)	$ 5,524	$ 6,516	$ 7,388
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	11,000	10,400
Unused tax losses for which no deferred tax asset recognised	$ 3,500	4,500
Deferred tax asset, expiration period, with expiry date	10 years
Deferred tax asset, expiration period, without expiry date	10 years
Temporary differences related to unrecognised deferred tax liabilities arising on investments in subsidiaries and branches	$ 15,200	14,400
Deferred tax liabilities	1,317	1,238
Expiration within 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	1,000	500
Not subject to expiration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	6,000	5,100
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 2,600	3,300
Deferred tax asset and liability expiration period	3 years
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 3,000	3,100
Period for substantial recovery of deferred tax assets (liabilities)	13 years
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 3,800	4,000
United States | 10 to 15 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	900
France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 500	900
Period for majority recovery of deferred tax assets (liabilities)	5 years
Gross temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognised	$ 700	0
Unused tax losses for which no deferred tax asset recognised	200
Unused tax losses | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	1,200
Unused tax losses | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	500
Unused tax losses | France | Within 12 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ 500
Unused tax losses | Minimum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	10 years
Unused tax losses | Minimum | France
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	12 years
Unused tax losses | Maximum | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset and liability expiration period	15 years
Pension | UK
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset (liability)	$ (1,800)
Temporary differences from investments in subsidiaries and branches
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 700	$ 700